INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories
NOTE 5—INVENTORIES:
Inventories, net of reserves, consisted of the following:
	December 31,
	2015	2014

	(U.S. $ in millions)
Finished products	$2,050	$2,268
Raw and packaging materials	1,195	1,279
Products in process	535	638
Materials in transit and payments on account	186	186

	$3,966	$4,371